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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06590

Invesco Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	MS-CE-VMINC-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–145.86%*

Alabama–2.09%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$3,600	$3,769,056

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	8,575	8,795,806

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	2,000	2,060,440

				14,625,302

Alaska–0.96%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(c)	5.25%	12/01/26	1,350	1,354,523

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,825	4,008,141

Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (a)(c)	5.00%	01/01/27	1,400	1,397,942

				6,760,606

Arizona–3.53%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	2,065	2,054,179

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	1,950	1,788,872

Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	1,995	2,073,284

Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	1,605	1,658,671

Arizona State University (Research Infrastructure);
Series 2004, COP (d)(e)	5.00%	09/01/14	600	621,954

Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	1,400	1,428,728

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,001,070

Series 2010, RB	5.13%	05/15/40	1,000	996,390

Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (e)	6.00%	05/01/14	550	561,902

Mesa (City of); Series 2013, Excise Tax RB (b)	5.00%	07/01/32	7,600	8,034,340

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,665	2,582,358

Phoenix Civic Improvement Corp.; Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (a)	5.00%	07/01/27	1,000	1,019,840

Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	945,750

				24,767,338

California–24.10%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	3,145	3,475,256

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	3,010	888,522

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/36	2,675	743,115

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(b)	4.50%	10/01/37	15,000	14,634,750

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	2,720	1,642,418

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	5,270	2,267,312

California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	6,100	7,037,082

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (b)	5.00%	11/15/36	4,750	4,798,640

California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/27	1,190	1,129,143

Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/30	1,400	1,276,058

Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/37	3,075	2,654,709

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	$3,000	$2,984,490

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	3,035	3,009,809

California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	2,410	2,606,776

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,360	2,403,330

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,135	4,386,780

Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,250	2,496,487

Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,800	1,854,054

California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (d)(e)	5.00%	01/01/28	4,500	5,364,720

Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(d)(e)	5.00%	01/01/28	10,000	11,921,600

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/29	1,360	624,335

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/43	2,120	367,926

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/44	1,090	171,566

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/45	6,270	917,803

Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/48	4,610	539,186

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	4,440	4,779,793

Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	5,000	5,175,550

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	4,155	1,609,273

Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	3,165	1,147,091

Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,200	3,285,248

Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/14	2,000	2,065,080

Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (a)	5.00%	06/01/31	2,000	1,967,920

Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS-NATL) (a)(c)	6.00%	05/15/18	9,000	10,819,800

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,043,120

Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/43	6,240	6,514,248

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	09/01/14	6,000	6,219,540

Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	1,000	1,063,180

Menifee Union School District (Election of 2008);
Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/34	1,665	529,437

Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	300	88,929

Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	08/01/29	3,350	1,496,144

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	2,400	1,183,704

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/34	3,825	1,216,274

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/35	4,120	1,221,292

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/36	300	82,791

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/37	1,785	451,694

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	7,840	3,866,766

Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	8,475	3,420,934

Regents of the University of California;
Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	7,175	7,188,130

Series 2013 AI, General RB (b)	5.00%	05/15/33	6,000	6,385,920

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	2,000	2,146,180

Series 2006, RB (INS-NATL) (a)	5.00%	12/01/36	3,000	3,115,020

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	$2,000	$2,092,640

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	09/01/30	1,600	700,592

San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/30	1,525	1,622,630

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	595	596,726

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	450	449,415

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	11,350	3,771,264

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	08/01/22	525	387,592

				168,899,784

Colorado–3.56%

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,000	3,050,520

Colorodo (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (b)	5.50%	01/01/35	8,100	8,588,754

Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	4,000	4,009,520

Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	1,500	1,464,780

University of Colorado; Series 2013 A, Enterprise RB (b)	5.00%	06/01/43	7,500	7,840,575

				24,954,149

Connecticut–0.54%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/24	275	300,405

Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/27	1,225	1,324,629

Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/25	2,000	2,182,780

				3,807,814

District of Columbia–4.58%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,000	856,120

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	2,520	2,729,865

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/29	625	673,469

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	7,000	7,025,200

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	3,260	3,615,796

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	3,260	3,503,131

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	6,520	6,930,238

Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	5,100	5,729,034

Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. Airport System RB (INS-AGM) (a)(c)	5.00%	10/01/20	1,000	1,031,460

				32,094,313

Florida–11.85%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, TEMPS-70sm RB	7.13%	11/15/16	1,250	1,255,988

Series 2011 A, RB	8.13%	11/15/41	1,000	1,084,860

Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	3,000	3,056,130

Cape Coral (City of);
Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	4,130	4,194,634

Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/31	1,500	1,552,995

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	6,000	6,143,280

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	4,890	5,526,385

Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,301,312

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	$3,580	$3,659,190

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	4,000	3,914,480

Series 2012, RB	5.50%	11/15/32	1,100	1,117,325

Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (a)	5.75%	09/01/25	865	868,918

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,231,300

Miami-Dade (County of) (Miami International Airport);
Series 2003 B, Ref. Aviation RB (INS-NATL) (a)(c)	5.25%	10/01/18	2,155	2,163,879

Series 2003 B, Ref. Aviation RB (INS-NATL) (a)(c)	5.25%	10/01/19	2,270	2,279,330

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,900	2,012,955

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,415	3,497,609

Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(h)	5.00%	10/01/30	1,000	1,023,760

Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	4,500	4,583,160

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	2,000	2,083,520

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/32	1,615	1,685,979

Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,000	1,027,260

Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,575	1,589,458

Orange (County of); Series 2012 B, Ref. Sales Tax RB (b)	5.00%	01/01/31	7,500	8,003,025

Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	1,958,199

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	3,050	3,598,451

Series 2011, Ref. RB (b)	5.00%	10/01/31	2,790	2,897,945

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	3,000	3,178,800

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	5,335	5,544,399

				83,034,526

Georgia–2.83%

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/33	5,000	5,085,800

Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	5,390	5,503,136

Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (a)	5.25%	10/01/39	2,000	2,054,680

Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	510	515,411

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	3,100	3,229,084

Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	1,220	1,190,830

Series 2012 A, RB	5.25%	10/01/27	2,170	2,274,182

				19,853,123

Hawaii–2.03%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,059,190

Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (b)	5.00%	11/01/29	10,000	11,140,800

				14,199,990

Idaho–1.65%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	5,000	5,091,050

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	2,500	2,789,575

Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	3,310	3,656,557

				11,537,182

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–13.83%

Bourbonnais (Village of) (Olivet Nazarene University);
Series 2013, Industrial Project RB	5.00%	11/01/44	$750	$658,350

Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	966,500

Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (c)	5.50%	01/01/31	2,280	2,320,652

Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (c)(d)(e)	5.75%	01/01/14	2,000	2,009,920

Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/25	8,000	8,486,880

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	775	801,288

Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	3,105	3,194,238

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	7,490	7,656,877

Chicago (City of);
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.56%	01/01/21	2,000	2,103,740

Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.58%	01/01/22	2,000	2,086,800

Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/37	5,705	5,515,195

Series 2008, Ref. Second Lien Water RB (INS-AGM) (a)	5.00%	11/01/27	940	1,005,593

Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/32	2,460	2,555,251

Series 2012 B, Ref. Limited Tax GO Bonds (b)	5.00%	12/15/37	2,460	2,520,098

DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/24	210	232,504

Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	1,845	1,971,585

Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/28	305	321,125

Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/27	2,000	1,924,540

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.38%	08/15/24	2,100	2,341,794

Series 2009 B, RB	5.75%	08/15/30	2,000	2,208,020

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	1,430	1,409,909

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	3,000	2,956,260

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	2,000	2,088,300

Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (b)	5.25%	10/01/52	3,720	3,834,613

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(h)	5.30%	06/15/18	3,000	3,393,600

Series 2012 B, RB (b)	5.00%	12/15/28	8,625	9,065,048

Illinois (State of) Toll Highway Authority; Series 2013 A, RB (b)	5.00%	01/01/38	12,300	12,248,217

Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/29	1,880	1,892,577

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,090	4,495,564

Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM) (a)	5.75%	06/01/21	4,000	4,652,720

				96,917,758

Indiana–2.00%

Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (c)	5.00%	07/01/40	2,620	2,386,977

Series 2013 A, Private Activity RB (c)	5.00%	07/01/35	500	477,730

Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (b)	5.00%	02/01/30	9,000	9,656,280

Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (c)	6.75%	01/01/34	1,500	1,516,215

				14,037,202

Iowa–2.78%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(i)	5.00%	06/01/25	5,140	5,870,959

Series 2009 A, Special Obligation RB (b)(i)	5.00%	06/01/26	3,850	4,385,959

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,200	1,017,456

Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	955	904,318

Iowa (State of);
Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/19	3,600	4,298,508

Series 2001, Vision Special Fund RB (INS-NATL) (a)	5.50%	02/15/20	2,500	2,995,950

				19,473,150

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.90%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	$1,510	$1,642,397

Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,481,775

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	3,000	3,215,640

				6,339,812

Kentucky–1.78%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.) Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,585	1,656,753

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	4,000	4,357,000

Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	3,140	3,422,223

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,041,850

				12,477,826

Louisiana–2.01%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	4,500	4,756,680

Lafayette (City of); Series 2004, Utilities RB (d)(e)	5.25%	11/01/14	4,000	4,187,200

Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	1,000	1,052,460

Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	745	740,776

Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,410	1,395,181

Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,190	1,172,864

Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	745	759,162

				14,064,323

Maine–0.39%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/33	2,750	2,759,240

Massachusetts–3.64%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	15,820	17,596,586

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	5,120	5,659,034

Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	2,000	2,264,040

				25,519,660

Michigan–1.31%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	1,475	1,426,768

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/36	2,250	2,191,500

Wayne State University Board of Governors;
Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	760	819,827

Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	2,835	2,982,477

Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	1,575	1,751,321

				9,171,893

Minnesota–0.71%

Minneapolis (City of) (Fairview Health Services);
Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/30	1,000	1,004,330

Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/34	4,000	4,001,000

				5,005,330

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–1.46%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	$825	$929,791

Series 2011 A, Ref. RB	5.50%	09/01/25	1,445	1,614,051

Series 2011 A, Ref. RB	5.50%	09/01/27	980	1,069,386

Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point);
Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/25	2,000	2,087,720

Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/26	2,500	2,581,650

St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	2,000	1,924,620

				10,207,218

Montana–0.31%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	2,000	2,143,320

Nebraska–1.02%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	4,690	4,643,944

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,510,450

				7,154,394

Nevada–3.00%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	2,000	2,060,780

Clark (County of); Series 1992 B, Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	4,000	4,736,920

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	13,000	14,203,280

				21,000,980

New Jersey–3.20%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,975	2,070,511

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (c)	5.38%	01/01/43	1,000	986,190

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,390	3,957,757

New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (INS-AGC) (a)	5.00%	07/01/26	510	554,140

New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 C, Transportation System RB (d)(e)	5.25%	06/15/15	4,000	4,307,520

Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(f)	0.00%	12/15/26	14,305	7,698,236

New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	2,800	2,892,652

				22,467,006

New Mexico–0.22%

Albuquerque (City of); Series 2004 A, Ref. Gross Receipts & Lodgers’ Tax RB (INS-AGM) (a)	5.00%	07/01/37	1,500	1,525,740

New York–8.50%
Long Island Power Authority;
Series 2003 C, General RB (INS-AGM) (a)	5.00%	09/01/28	475	476,335

Series 2004 A, Electrical System General RB (INS-AMBAC) (a)	5.00%	09/01/34	1,000	1,015,670

Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	4,955	5,056,379

Metropolitan Transportation Authority;
Series 2010 D, RB	5.00%	11/15/34	3,000	3,083,310

Series 2012 A, Ref. Dedicated Tax Fund RB (b)	5.00%	11/15/27	10,000	11,025,800

New York (City of) Municipal Water Finance Authority; Series 2005 C, Water & Sewer System RB (INS-NATL) (a)	5.00%	06/15/27	1,000	1,053,850

New York (City of) Transitional Finance Authority;
Subseries 2012 E-1, Future Tax Sec. RB (b)	5.00%	02/01/37	6,845	7,215,246

Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,465	1,542,557

See accompanying notes which are an integral part of this schedule.

Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	$2,900	$3,381,081

Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	2,455	2,842,596

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	2,000	2,024,340

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,040	1,177,519

New York (State of) Dormitory Authority;
Series 2004 A, Hospital Insured Mortgage RB (INS-AGM) (a)	5.25%	08/15/19	1,100	1,134,837

Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	500	541,020

Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,000	1,051,940

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1996, Gas Facilities RB (INS-NATL) (a)	5.50%	01/01/21	5,000	5,019,800

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,725	1,953,200

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	4,545	4,915,418

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (b)	5.00%	09/15/40	4,900	5,098,695

				59,609,593

North Carolina–1.03%
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (b)	5.00%	06/01/42	4,890	4,981,541

North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	2,250	2,230,493

				7,212,034

Ohio–3.09%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	3,300	3,250,632

American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	2,500	2,567,175

Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(f)	0.00%	11/15/26	3,545	1,948,509

Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(f)	0.00%	11/15/28	3,845	1,866,671

Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(f)	0.00%	11/15/38	2,800	670,348

Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,643,600

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,033,480

Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	2,500	1,960,050

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,000	2,076,880

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	1,980	2,139,865

Series 2010, Ref. RB (e)	2.20%	06/01/16	500	496,210

				21,653,420

Oregon–0.44%

Oregon (State of) Department of Administrative Services;
Series 2005 B, COP (d)(e)	5.00%	11/01/15	1,120	1,220,173

Series 2005 B, COP (d)(e)	5.00%	11/01/15	1,685	1,835,706

				3,055,879

Pennsylvania–3.19%
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(c)	5.00%	11/01/37	3,500	3,511,620

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (e)	3.70%	05/01/15	4,000	4,129,080

Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	5,019,200

Philadelphia (City of);
Series 1998, Ref. Water & Wastewater RB (INS-AMBAC) (a)	5.25%	12/15/14	2,565	2,626,047

Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	1,750	1,940,400

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	$4,500	$5,108,310

				22,334,657

Puerto Rico–1.10%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,280	895,373

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 XX, RB	5.25%	07/01/40	4,895	3,429,094

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	4,600	3,378,424

				7,702,891

Rhode Island–1.51%

Rhode Island Depositors Economic Protection Corp.; Series 1993 B, Ref. Special Obligation RB (d)	6.00%	08/01/17	10,000	10,607,000

South Carolina–2.43%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	7,410	8,069,119

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,350	1,364,702

South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (d)(e)	5.25%	08/15/14	2,500	2,590,625

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	5,000	5,042,150

				17,066,596

Tennessee–0.51%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/42	1,000	965,210

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	2,475	2,646,790

				3,612,000

Texas–15.32%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (b)	5.00%	08/15/34	4,895	5,236,916

Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.);
Series 1998, RB (d)	5.50%	01/01/16	3,020	3,263,895

Series 1998, RB (d)	5.50%	01/01/17	5,075	5,614,828

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	2,000	2,113,000

Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,521,840

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	2,285	2,506,622

Harris (County of) Metropolitan Transit Authority;
Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/36	3,305	3,449,792

Series 2011 A, Sales & Use Tax RB (b)	5.00%	11/01/41	3,000	3,100,950

Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	2,160	2,402,352

Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	1,840	1,960,796

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(f)	0.00%	09/01/26	3,975	2,185,018

Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(f)	0.00%	09/01/27	5,015	2,564,119

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	12,130	12,399,771

Houston Community College System;
Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	4.50%	04/15/27	225	227,574

Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	1,910	2,155,148

Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/26	1,330	1,437,703

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/42	2,000	1,835,960

Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/26	285	320,488

Lower Colorado River Authority;
Series 2001, Ref. RB (INS-AGM) (a)	5.00%	05/15/26	965	967,876

Series 2002, Ref. & Improvement RB (INS-NATL) (a)	5.00%	05/15/31	7,535	7,553,762

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.25%	02/15/37	$1,450	$1,481,117

New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,008,790

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/28	16,400	8,223,452

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/29	2,725	1,270,804

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/31	3,550	1,459,405

San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,405	2,507,261

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	2,265	2,341,240

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	2,475	2,532,667

Texas (State of) Transportation Commission; Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,750	4,693,475

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (a)(f)	0.00%	08/15/27	7,000	3,724,700

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,000	1,149,420

Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	3,025	2,965,952

Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	1,948,500

Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,154,388

Series 2012, Gas Supply RB	5.00%	12/15/32	1,125	1,075,613

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (c)	7.00%	12/31/38	1,250	1,344,013

University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,500	2,616,375

Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/24	1,920	2,165,184

Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	815	913,534

				107,394,300

Utah–1.56%
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	10,325	10,928,909

Virgin Islands–0.36%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,500	2,494,425

Virginia–2.05%
Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL) (a)	5.25%	07/15/22	3,000	3,374,370

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	2,500	2,535,600

Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB (d)(e)	5.00%	07/01/20	35	41,809

Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	2,365	2,402,698

Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	755	698,798

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	1,740	1,715,414

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (c)	5.00%	07/01/34	760	702,901

Series 2012, Sr. Lien RB (c)	5.00%	01/01/40	3,250	2,934,685

				14,406,275

Washington–5.96%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	10,000	10,439,500

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	950	959,842

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	2,500	2,634,675

Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (d)(e)	5.13%	06/01/15	2,500	2,682,900

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	1,900	1,949,419

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	12/01/29	$5,100	$2,697,135

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	8,995	9,949,819

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	9,460	10,455,760

				41,769,050

West Virginia–1.00%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/38	4,000	4,100,800

West Virginia (State of) Water Development Authority (Loan Program II); Series 2003 B, Ref. RB (INS-AMBAC) (a)	5.25%	11/01/23	2,900	2,935,989

				7,036,789

Wisconsin–1.53%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	5,000	4,897,650

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/32	1,155	1,082,662

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	4,235	4,733,460

				10,713,772

TOTAL INVESTMENTS(j)–145.86% (Cost $994,338,610)				1,022,396,569

FLOATING RATE NOTE OBLIGATIONS–(27.22)%
Notes with interest and fee rates ranging from 0.57% to 0.72% at 11/30/2013 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1D)(k)				(190,805,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(20.39)%				(142,935,605)

OTHER ASSETS LESS LIABILITIES–1.75%				12,278,871

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$700,934,835

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FTA	— Federal Transit Administration
GO	— General Obligation
INS	— Insurer
Jr.	— Junior
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
TEMPS	— Tax-Exempt Mandatory Paydown Securities

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(c)	Security subject to the alternative minimum tax.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Zero coupon bonds issued at a discount.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $5,059,910, which represented less than 1% of the Trust’s Net Assets.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	16.6%

National Public Finance Guarantee Corp.	13.7

Assured Guaranty Corp.	6.9

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Trust’s investments with a value of $314,197,904 are held by Dealer Trusts and serve as collateral for the $190,805,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

                                 Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

                                 Invesco Value Municipal Income Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $195,030,149 and $180,419,327, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,652,140

Aggregate unrealized (depreciation) of investment securities	(17,748,854)

Net unrealized appreciation of investment securities	$26,903,286

Cost of investments for tax purposes is $995,493,283.

                                 Invesco Value Municipal Income Trust

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.